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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]       [ ] Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 44th Floor
         New York, NY 10153

Form 13F File Number: 28-11911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                      New York, NY    February 14, 2011
-------------------------------------   -------------   -----------------
             (Signature)                (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:        23
Form 13F Information Table Value Total:   685,591 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------
 1    28-06341               SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                     VOTING AUTHORITY
                            TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
     NAME OF ISSUER          CLASS        CUSIP    (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CYPRESS SHARPRIDGE INVTS
   INC                         COM      23281A307  12,910  1,000,000 SH         DEFINED      1    1,000,000    0     0
DOLLAR GEN CORP NEW            COM      256677105  26,631    868,300 SH         DEFINED      1      868,300    0     0
EXPRESS SCRIPTS INC            COM      302182100  65,238  1,207,000 SH         DEFINED      1    1,207,000    0     0
FIRST HORIZON NATL CORP        COM      320517105   9,954    845,001 SH         DEFINED      1      845,001    0     0
FIRST REP BK SAN FRAN
   CALI N                      COM      33616C100   4,726    162,298 SH         DEFINED      1      162,298    0     0
FXCM INC                    COM CL A    302693106   7,211    544,210 SH         DEFINED      1      544,210    0     0
GAIN CAP HLDGS INC             COM      36268W100   5,796    629,967 SH         DEFINED      1      629,967    0     0
GENERAL MTRS CO                COM      37045V100  29,488    800,000 SH         DEFINED      1      800,000    0     0
HCP INC                        COM      40414L109  61,513  1,672,000 SH         DEFINED      1    1,672,000    0     0
HEALTH CARE REIT INC           COM      42217K106  14,292    300,000 SH         DEFINED      1      300,000    0     0
HUNTINGTON BANCSHARES
   INC                         COM      446150104  54,772  7,972,659 SH         DEFINED      1    7,972,659    0     0
INVESCO MORTGAGE CAPITAL
   INC                         COM      46131B100  11,515    527,250 SH         DEFINED      1      527,250    0     0
KKR & CO L P DEL            COM UNITS   48248M102  32,037  2,256,111 SH         DEFINED      1    2,256,111    0     0
LIBERTY GLOBAL INC          COM SER A   530555101  74,845  2,115,452 SH         DEFINED      1    2,115,452    0     0
LIBERTY MEDIA CORP NEW   LIB STAR COM A 53071M708  58,325    877,337 SH         DEFINED      1      877,337    0     0
LPL INVT HLDGS INC             COM      50213H100  13,049    358,775 SH         DEFINED      1      358,775    0     0
MEDCO HEALTH SOLUTIONS
   INC                         COM      58405U102  82,324  1,343,627 SH         DEFINED      1    1,343,627    0     0
MFA FINANCIAL INC              COM      55272X102  46,264  5,669,563 SH         DEFINED      1    5,669,563    0     0
PFSWEB INC                   COM NEW    717098206    309      78,084 SH         DEFINED      1       78,084    0     0
SOLAR CAP LTD                  COM      83413U100  44,862  1,843,183 SH         DEFINED      1    1,843,183    0     0
STARWOOD PPTY TR INC           COM      85571B105    576      26,800 SH         DEFINED      1       26,800    0     0
STILLWATER MNG CO              COM      86074Q102  25,620  1,200,000 SH         DEFINED      1    1,200,000    0     0
WALKER & DUNLOP INC            COM      93148P102   3,334    330,454 SH         DEFINED      1      330,454    0     0